This amended Form N-CEN filing replaces the registrant's Form
N-CEN, as previously filed under accession number
0001752724-23-227668. The previously filed Form N-CEN excluded the UBS Algorithmic Fundamentals ETF in Part B for ETFs that liquidated during the period.
This corrected Form N-CEN includes this information.